Segment Information	6 Months Ended
Jun. 30, 2022
Segment Information
Segment Information

3) Segment Information

The Partnership has not presented segment information as it considers its operations to occur in one reportable segment, the shuttle tanker market. As of June 30, 2022 and 2021, the Partnership’s fleet consisted of seventeen vessels, and operated under time charters and bareboat charters. In both time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the Vessels will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.

The following table presents time charter and bareboat revenues and percentages of revenues for material customers that accounted for more than 10% of the Partnership’s consolidated revenues during the three and six months ended June 30, 2022 and 2021. All of these customers are subsidiaries of major international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2022		2021		2022		2021
Eni Trading and Shipping S.p.A.	$11,057	17%	$10,915	16%	$21,992	17%	$21,748	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,463	18%	11,249	17%	22,805	18%	22,378	17%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	9,693	15%	9,282	14%	19,031	15%	18,075	14%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	3,460	5%	16,168	24%	12,286	10%	32,156	24%
Galp Sinopec Brasil Services B.V.	4,176	7%	8,881	13%	10,652	8%	17,665	13%

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy banking and financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, and derivative assets. The Partnership, in the normal course of business, does not demand collateral from its counterparties.